FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INCOME (EXPENSES), NET [Abstract]
Schedule of Financial Income (Expenses), Net

	Year ended December 31,
	2011	2012	2013

Bank charges	$(24)	$(28)	$(62)
Income (expenses) related to hedging activity	(239)	485	(102)
Interest expenses	-	-	(262)
Share based compensation related to warrants granted in connection with credit line	-	-	(273)
Exchange rate loss	-	(24)	(58)

Total income (expenses)	(263)	433	(757)

Interest income	147	54	154
Exchange rate gain	75	-	-

Total financial income	222	54	154

Total financial income (expenses), net	$(41)	$487	$(603)